Schedule of Non-Vested Stock Options, Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of Options, Outstanding, Beginning of the Period	2,820,000	2,720,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.30	$ 0.26
Number of Options, Granted in Period		300,000
Weighted Average Grant Date Fair Value, Options Granted	$ 0.001	$ 0.10
Number of Options, Expired	(360,000)	(200,000)
Weighted Average Exercise Price, Options Expired	$ 0.60	$ 0.20
Number of Options, End of the Period	2,460,000	2,820,000
Weighted Average Exercise Price, End of the Period	$ 0.26	$ 0.30
Non-Vested Stock Options [Member]
Number of Options, Outstanding, Beginning of the Period	780,000	1,360,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.08	$ 0.10
Number of Options, Granted in Period		300,000
Weighted Average Grant Date Fair Value, Options Granted		$ 0.001
Number of Options Vested	$ (705,000)	$ (830,000)
Weighted Average Grant Date Fair Value, Options Vested	$ 0.09	$ 0.08
Number of Options, Expired		(50,000)
Weighted Average Exercise Price, Options Expired		$ 0.11
Number of Options, End of the Period	75,000	780,000
Weighted Average Exercise Price, End of the Period	$ 0.001	$ 0.08